Financial Risk and Capital Management - Disclosure of financial assets and financial liabilities continuing to be measured at fair value (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable and accrued liabilities [Member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	¥ 3,881	¥ 3,709
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	9,056	10,389
Derivatives [member] | Accounts Payable and accrued liabilities [Member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	3,881	3,709
Derivatives [member] | Accounts Receivable [Member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	3,913	1,411
Bills receivable [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	3,975	8,076
Other Investments [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	1,168	902
Level 1 of fair value hierarchy [member] | Accounts Payable and accrued liabilities [Member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	726	2,813
Level 1 of fair value hierarchy [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	3,530	891
Level 1 of fair value hierarchy [member] | Derivatives [member] | Accounts Payable and accrued liabilities [Member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	726	2,813
Level 1 of fair value hierarchy [member] | Derivatives [member] | Accounts Receivable [Member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	2,625	238
Level 1 of fair value hierarchy [member] | Other Investments [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	905	653
Level 2 of fair value hierarchy [member] | Accounts Payable and accrued liabilities [Member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	3,155	896
Level 2 of fair value hierarchy [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	1,288	1,173
Level 2 of fair value hierarchy [member] | Derivatives [member] | Accounts Payable and accrued liabilities [Member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	3,155	896
Level 2 of fair value hierarchy [member] | Derivatives [member] | Accounts Receivable [Member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	1,288	1,173
Level 3 of fair value hierarchy [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	4,238	8,325
Level 3 of fair value hierarchy [member] | Bills receivable [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	3,975	8,076
Level 3 of fair value hierarchy [member] | Other Investments [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of fair value measurement of financial assets and financial liabilities [Line Items]
Financial assets, at fair value	¥ 263	¥ 249